UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/18 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.71% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.2%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.7%)
Cullman Cnty., Hlth. Care Auth. Rev. Bonds, (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	AAA/P	$1,750,000	$1,756,878
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	1,000,000	1,171,950
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,575,000	2,914,797
5.00%, 9/15/33	AA	350,000	398,083

			6,241,708
Arizona (4.2%)
AZ Game & Fish Dept. and Comm. Rev. Bonds, (AGF Administration Bldg.), 5.00%, 7/1/21	A2	385,000	385,974
AZ State Hlth. Fac. Auth. Rev. Bonds, (Scottsdale Hlth. Care), 5.00%, 12/1/28	A2	500,000	563,010
AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds, (Kirksville College), 5.125%, 1/1/30	A-	750,000	771,165
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,012,013
AZ State Lottery Rev. Bonds
5.00%, 7/1/28(FWC)	AA+	5,000,000	5,830,850
5.00%, 7/1/27(FWC)	AA+	1,815,000	2,102,151
AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	530,890
Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	2,850,000	8,519
Central AZ State Wtr. Conservation Dist. Rev. Bonds, (Wtr. Delivery Operation & Maintenance (O&M)), 5.00%, 1/1/36	AA+	640,000	727,571
El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	269,225
Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/30	AA	300,000	351,318
Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	4,500,000	4,664,385
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,500,000	3,739,785
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	278,058
Maricopa Cnty., G.O. Bonds, (Unified School Dist. No. 89 Dysart), BAM, 4.00%, 7/1/27	AA	550,000	602,124
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	662,856
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	259,325
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	357,900
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds, (Catholic Hlth. Care West), Ser. A, 6.00%, 7/1/39	A	750,000	764,160
Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), 3.375%, 12/1/31	A-	250,000	253,910
Maricopa Cnty., Poll. Control Rev. Bonds, (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	4,350,000	4,367,661
Northern AZ U. Rev. Bonds
5.00%, 6/1/36	A1	450,000	477,131
5.00%, 6/1/34	A1	250,000	278,495
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,313,380
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,028,510
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	150,000	156,585
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	125,000	127,800
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	205,000	207,815
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	101,718
Ser. A, 5.00%, 7/1/35	BB	150,000	152,577
Pima Cnty., Indl. Dev. Auth. Rev. Bonds, (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	512,825
Queen Creek, Excise Tax & State Shared Rev. Rev. Bonds, 5.00%, 8/1/31	AA	500,000	579,065
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,900,000	2,276,485
5.00%, 12/1/37	Baa1	500,000	573,075
Student & Academic Svcs., LLC Rev. Bonds, (Northern AZ Cap. Fac. Fin. Corp.), BAM, 5.00%, 6/1/25	AA	200,000	227,106
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	222,820
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.)
Ser. A, 5.25%, 8/1/33	A3	100,000	109,555
5.00%, 8/1/34	A3	300,000	333,303
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	266,389
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A-	400,000	453,144

			37,900,628
California (2.5%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,364,051
CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,500,000	1,552,920
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,822,655
CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Republic Svcs., Inc.), Ser. A, 2.15%, 8/1/23	BBB+	5,750,000	5,748,735
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	681,600
AGM, 5.00%, 11/15/44	AA	1,500,000	1,656,840
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 9/1/35	AA-	585,000	644,079
Los Angeles Cnty., Fac. Inc. Lease Rev. Bonds, (Vermont Corridor Cnty., Admin. Bldg.), Ser. A, 5.00%, 12/1/38	AA	1,915,000	2,216,306
Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	Aa2	1,000,000	1,101,910
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,039,750
Riverside Cnty., Asset Leasing Corp. Rev. Bonds, (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A1	4,000,000	3,346,880

			23,175,726
Colorado (1.7%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	BBB	650,000	708,234
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,084,900
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,080,080
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,158,002
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.729%, 9/1/39	A2	1,000,000	1,007,370
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	13,000,000	6,980,740
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/47	Baa2	1,180,000	1,189,664
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	242,971
Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	763,253

			15,215,214
Connecticut (0.2%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,576,470

			1,576,470
Delaware (0.9%)
DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,700,000	1,775,310
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,000,000	2,048,140
DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,750,000	1,802,133
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.72%, 10/1/38	VMIG 1	2,530,000	2,530,000

			8,155,583
District of Columbia (2.8%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	2,955,000	3,085,995
(Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	3,750,000	4,063,350
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,037,018
DC U. Rev. Bonds, (Gallaudet U.)
5.50%, 4/1/41	A+	2,000,000	2,130,080
5.50%, 4/1/34	A+	1,000,000	1,067,760
DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B
5.00%, 10/1/37	AA+	3,135,000	3,527,345
5.00%, 10/1/35	AA+	5,000,000	5,661,700
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	4,707,120

			25,280,368
Florida (5.2%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	890,000	910,799
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,434,973
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,871,874
5.00%, 11/15/40	A2	2,175,000	2,353,785
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	1,060,000	1,073,981
Miami-Dade Cnty., G.O. Bonds, (Bldg. Better Communities Program), Ser. 15-D, 5.00%, 7/1/45	Aa2	5,500,000	6,143,390
Miami-Dade Cnty., Rev. Bonds
5.00%, 7/1/43	AA	10,660,000	12,173,507
(Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,231,750
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,193,600
Ser. A, 5.00%, 10/1/38	A	1,750,000	1,911,893
5.00%, 10/1/28	A2	500,000	554,335
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,918,782
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,457,750
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 5.00%, 7/1/38	A1	1,500,000	1,693,350
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	525,806

			47,449,575
Georgia (2.7%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/24	A3	800,000	910,192
5.00%, 12/1/22	A3	1,375,000	1,508,746
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/43	Aa2	2,750,000	3,053,023
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19), (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A-	2,000,000	1,994,200
Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,428,043
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	2,085,000	2,141,087
5.00%, 3/1/37	BBB-/F	450,000	467,379
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.50%, 8/15/54	AA-	1,825,000	2,074,897
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	1,000,000	1,111,120
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,459,480
Main St. Natural Gas, Inc. Rev. Bonds, (GA Gas), Ser. A, 5.50%, 9/15/21	A-	370,000	400,203
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,725,610

			24,273,980
Guam (0.1%)
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6.00%, 11/1/26	BB	250,000	267,253
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	209,572
AGM, 5.00%, 10/1/30	AA	500,000	544,585

			1,021,410
Idaho (1.0%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	1,500,000	1,671,300
ID State Hsg. & Fin. Assn. Rev. Bonds, (Garvee), 4.00%, 7/15/30	A2	7,000,000	7,259,140

			8,930,440
Illinois (6.8%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,210,336
Ser. B-2, 5.50%, 1/1/37	BBB+	4,000,000	4,205,960
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	1,500,000	1,525,830
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	912,510
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	5,220,274
Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,065,830
5.00%, 1/1/30	AA	200,000	215,634
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,789,910
Ser. A, 5.00%, 1/1/38	A	200,000	222,088
Ser. A, 5.00%, 1/1/37	A	1,200,000	1,337,844
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,158,190
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,888,830
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	A	1,750,000	1,967,805
AGM, 5.00%, 11/1/25	AA	1,420,000	1,423,664
IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,284,138
5.00%, 1/1/41	Baa3	700,000	717,423
5.00%, 11/1/34	Baa3	1,000,000	1,039,980
Ser. B, 5.00%, 10/1/32	Baa3	2,000,000	2,105,480
Ser. A, 5.00%, 12/1/31	Baa3	2,870,000	3,017,317
Ser. C, 5.00%, 11/1/29	Baa3	2,000,000	2,126,000
Ser. A, 5.00%, 12/1/28	Baa3	2,000,000	2,139,320
5.00%, 2/1/28	Baa3	2,350,000	2,509,095
5.00%, 8/1/21	Baa3	2,250,000	2,345,423
IL State Fin. Auth. Rev. Bonds, (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	513,925
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	500,000	529,390
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BBB	2,500,000	2,563,400
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,813,018
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	2,500,000	2,800,975
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	4,450,000	5,118,168

			61,767,757
Indiana (1.7%)
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	6,150,000	6,639,663
IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (3/1/19), (Republic Svcs., Inc.), Ser. A, 2.35%, 5/1/34	BBB+	6,000,000	5,999,100
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	1,004,097
IN State Fin. Auth. Hosp. Rev. Bonds, (Parkview Hlth. Sys. Oblig. Group), Ser. A
5.00%, 5/1/29(FWC)	Aa3	300,000	351,438
5.00%, 5/1/27(FWC)	Aa3	500,000	580,510
5.00%, 5/1/26(FWC)	Aa3	500,000	575,955

			15,150,763
Kansas (0.3%)
KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	BBB/F	2,900,000	2,971,514

			2,971,514
Kentucky (3.2%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,519,826
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,014,825
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/37	A1	2,500,000	2,804,575
(Project No. 117), Ser. B, 5.00%, 5/1/29	A1	850,000	971,049
(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	648,151
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A3	5,000,000	5,249,500
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,291,050
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A-	1,135,000	1,280,745
4.00%, 10/1/34	A-	6,000,000	6,087,600
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	455,214
5.00%, 7/1/30	A+	1,000,000	1,099,550
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	1,000,000	1,017,950

			29,440,035
Louisiana (0.7%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/36	A/F	1,715,000	1,925,705
5.00%, 7/1/35	A/F	1,710,000	1,930,419
5.00%, 7/1/34	A/F	655,000	741,702
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	1,200,000	1,309,824

			5,907,650
Maryland (0.4%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	810,308
MD Econ. Dev. Corp. Poll. Control Rev. Bonds, (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	1,100,000	1,107,469
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	1,250,000	1,343,800

			3,261,577
Massachusetts (2.9%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,340,000	1,360,730
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,063,740
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,000,000	2,175,640
MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	1,870,000	1,917,984
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	2,600,000	2,710,188
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	895,000	905,856
MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.25%, 2/15/48	AA	3,750,000	4,350,375
Ser. C, 5.00%, 8/15/37	AA+	4,420,000	4,975,064
MA State Trans. Fund Rev. Bonds, Ser. A, 5.00%, 6/1/43	Aa1	5,000,000	5,705,350

			26,164,927
Michigan (7.6%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	332,943
Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF, 5.00%, 5/1/39	AA	1,000,000	1,107,630
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF
5.00%, 5/1/35	Aa1	775,000	878,718
5.00%, 5/1/34	Aa1	250,000	284,790
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	74,506
Detroit, City School Dist. G.O. Bonds
Ser. C, FGIC, Q-SBLF, 5.25%, 5/1/25	Aa1	410,000	453,021
(School Bldg. & Site), Ser. A, Q-SBLF, 5.00%, 5/1/31	Aa1	1,000,000	1,078,990
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 7/1/48	AA	7,000,000	7,388,150
5.00%, 7/1/38	AA	1,000,000	1,062,570
Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds, (Dev. Area No. 1), Ser. A, NATL, 4.75%, 7/1/25	A	1,170,000	1,170,796
Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A+	2,000,000	2,144,820
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,101
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.)
7.50%, 7/1/39	Ba1	150,000	158,438
7.375%, 7/1/35	Ba1	1,250,000	1,322,925
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.375%, 11/1/38	AA	500,000	555,130
BAM, 5.25%, 2/1/40	AA	200,000	222,010
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	280,310
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	445,332
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	283,175
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A	7,780,000	8,668,243
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, (Bronson Healthcare Group), 4.00%, 5/15/31	A2	500,000	514,785
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	277,708
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,336,780
5.00%, 11/1/36	A	1,285,000	1,437,478
5.00%, 11/1/34	A	1,600,000	1,806,768
5.00%, 11/1/31	A	1,100,000	1,259,368
5.00%, 11/1/30	A	220,000	253,341
Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	371,697
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,361,735
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	276,253
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	250,481
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	222,512
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	220,184
MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	742,077
MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	2,750,000	2,986,280
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/42	A1	1,590,000	1,695,051
Ser. H-1, 5.00%, 10/1/39	AA-	5,250,000	5,814,638
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	442,168
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	A-	500,000	540,305
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	270,000	296,306
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	556,010
(MidMichigan Hlth.), 5.00%, 6/1/30	A1	500,000	559,395
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,153,940
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	562,375
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	850,000	901,111
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	259,795
MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4.625%, 10/1/39	AA	225,000	231,845
(Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA	100,000	103,433
3.95%, 12/1/40	AA+	475,000	477,518
(Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,057,266
MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5.75%, 11/15/33	BBB+/F	500,000	500,390
(Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,500,000	1,685,730
MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,656,675
(Evangelical Homes of MI), 5.25%, 6/1/32	BB+/F	400,000	409,372
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,191,860
Ser. A, 5.00%, 3/1/33	A1	500,000	544,340
5.00%, 3/1/32	A1	130,000	144,178
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA-	250,000	282,135
Saginaw Valley State U. Rev. Bonds, Ser. A
5.00%, 7/1/35	A1	300,000	335,730
5.00%, 7/1/32	A1	200,000	225,952
Saginaw, Hosp. Fin. Auth. Rev. Bonds, (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30	A+	1,000,000	1,038,690
South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5.00%, 5/1/29	AA	575,000	649,641
Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/32	Aa1	250,000	279,268
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	390,849

			69,221,011
Minnesota (0.4%)
Minnetonka, Hsg. Fac. VRDN, (Beacon Hill), FNMA Coll., 1.70%, 5/15/34	VMIG 1	375,000	375,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Carleton College)
4.00%, 3/1/36	Aa2	400,000	421,340
4.00%, 3/1/35	Aa2	1,000,000	1,056,290
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.66%, 11/15/38	VMIG 1	550,000	550,000
St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds, (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	1,500,000	1,366,725

			3,769,355
Mississippi (0.5%)
MS Bus. Fin. Corp. Rev. Bonds, (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,865,000	1,868,730
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. E
1.66%, 12/1/30	VMIG 1	2,000,000	2,000,000
1.66%, 12/1/30	VMIG 1	300,000	300,000

			4,168,730
Missouri (0.8%)
MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds, (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,000,000	2,153,640
MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The))
Ser. C, 1.63%, 9/1/30	VMIG 1	2,300,000	2,300,000
Ser. D, 1.63%, 9/1/30	VMIG 1	3,100,000	3,100,000

			7,553,640
Nebraska (1.0%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	8,050,000	8,783,194

			8,783,194
Nevada (0.2%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,300,000	1,443,312
Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/20	A	710,000	735,936

			2,179,248
New Hampshire (0.8%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	652,681
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,500,000	1,634,175
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,915,890

			7,202,746
New Jersey (5.0%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,428,466
NJ State Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33	Baa1	3,660,000	3,706,336
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,379,813
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,056,208
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	3,000,000	3,201,090
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. B, 5.60%, 11/1/34	A1	2,000,000	2,076,660
Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,138,555
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. A, 5.625%, 6/1/30	AA	2,250,000	2,283,255
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 6.00%, 6/15/35	Baa1	3,000,000	3,212,490
Ser. A, 5.00%, 12/15/32	Baa1	4,100,000	4,500,816
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	7,151,051
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	4,406,640
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	4,750,000	5,143,680

			45,685,060
New Mexico (0.8%)
Farmington, Poll. Control Rev. Bonds, (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	4,500,000	4,692,645
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BBB-	2,155,000	2,211,892

			6,904,537
New York (11.6%)
Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A, FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	55,000	59,563
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
5.00%, 9/1/37	A3	2,500,000	2,866,850
5.00%, 9/1/36	A3	1,500,000	1,726,845
Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	A1	3,360,000	3,662,266
(Green Bonds), Ser. C-1, 4.00%, 11/15/35	A1	1,500,000	1,554,555
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	5,500,000	5,803,325
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.16%, 11/1/26	AA	5,045,000	5,015,638
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds, (U. of Rochester)
Ser. C, 4.00%, 7/1/36	Aa3	750,000	787,478
Ser. D, 4.00%, 7/1/36	Aa3	500,000	524,985
Ser. C, 4.00%, 7/1/35	Aa3	1,500,000	1,584,060
Ser. D, 4.00%, 7/1/34	Aa3	650,000	689,403
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	5,480,000	5,585,654
NY City, G.O. Bonds
Ser. F-1, 5.00%, 4/1/45	Aa2	3,500,000	3,982,545
Ser. C, 5.00%, 8/1/32	Aa2	2,200,000	2,516,338
NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	Baa2	300,000	300,843
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,218,100
NY City, Transitional Fin. Auth. Rev. Bonds
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	3,710,000	4,159,800
Ser. C-2, 5.00%, 5/1/37	AAA	9,750,000	11,291,573
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/40	Aa2	5,000,000	5,516,150
NY State Dorm. Auth. Rev. Bonds, Ser. E, 5.00%, 3/15/40	Aa1	8,000,000	9,228,400
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. E, 5.00%, 2/15/44	Aa1	3,500,000	3,869,880
NY State Dorm. Auth. Sales Tax Rev. Bonds
(Bid Group No. 2), Ser. A, 5.00%, 3/15/36	Aa1	10,000,000	11,614,500
Ser. 2015B-B, 5.00%, 3/15/35	Aa1	1,000,000	1,131,550
Ser. A, 5.00%, 3/15/34	Aa1	3,315,000	3,802,040
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,109,880
Port Auth. of NY & NJ Rev. Bonds
Ser. 207th, 5.00%, 9/15/31	Aa3	3,800,000	4,416,854
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	2,003,128
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (KIAC Partners Special Project - 5th Installment), 6.75%, 10/1/19	BBB-/P	400,000	408,636
Triborough Bridge & Tunnel Auth. FRN Mandatory Put Bonds (9/26/19), Ser. B, 2.065%, 1/1/32	Aa3	6,385,000	6,392,343

			104,823,182
Ohio (4.6%)
American Muni. Pwr., Inc. Mandatory Put Bonds (8/15/19), (Prairie State Energy Campus), Ser. B, 5.00%, 2/15/34	A1	4,980,000	5,000,418
American Muni. Pwr., Inc. Rev. Bonds, (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/29	A2	1,200,000	1,369,236
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	4,000,000	3,811,680
Cleveland, Income Tax Rev. Bonds, (Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/31	AA+	1,230,000	1,440,269
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6.125%, 7/1/40	BBB/F	1,000,000	1,069,330
6.00%, 7/1/35	BBB/F	1,875,000	2,003,100
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,034,340
Huber Heights City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/31	Aa2	1,100,000	1,258,510
Lancaster, Port Auth. Mandatory Put Bonds (8/1/19), (Gas), 2.294%, 5/1/38	Aa2	10,000,000	10,001,100
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,500,000	1,617,945
OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	5,500,000	5,730,725
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A
4.00%, 1/1/43	Aa2	1,450,000	1,487,497
4.00%, 1/1/34	Aa2	1,250,000	1,325,613
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,924,703
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	713,589
5.00%, 2/15/33	A3	355,000	394,654
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,444,284
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	151,300

			41,778,293
Oregon (1.4%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-	10,000,000	9,993,200
OR State G.O. Bonds, Ser. F, 5.00%, 5/1/39	Aa1	2,635,000	2,959,184

			12,952,384
Pennsylvania (6.2%)
Allegheny Cnty., G.O. Bonds, Ser. C-77
4.00%, 11/1/35	Aa3	1,225,000	1,291,162
4.00%, 11/1/33	Aa3	300,000	320,613
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A
5.00%, 4/1/35	A	2,300,000	2,568,433
5.00%, 4/1/33	A	4,000,000	4,514,000
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A	500,000	546,045
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.25%, 1/1/19	BBB+/F	1,465,000	1,465,000
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	120,000	128,695
(Diakon Lutheran Social Ministries), 5.00%, 1/1/31	BBB+/F	100,000	107,628
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	532,050
PA State COP, Ser. A
5.00%, 7/1/36	A2	2,000,000	2,239,740
5.00%, 7/1/34	A2	910,000	1,026,644
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	5,220,000	5,146,763
PA State Higher Edl. Fac. Auth. Rev. Bonds, (U. of Sciences Philadelphia), 5.00%, 11/1/42	A3	1,500,000	1,614,975
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	315,000	321,810
PA State Pub. School Bldg. Auth. Rev. Bonds, (School Dist. Philadelphia)
5.00%, 4/1/24	A2	1,000,000	1,071,270
5.00%, 4/1/23	A2	1,000,000	1,076,760
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,658,778
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	1,863,759
Ser. A, 5.00%, 12/1/38	A1	2,250,000	2,447,528
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,208,560
5.00%, 12/1/25(FWC)	A1	4,000,000	4,489,240
5.00%, 12/1/22(FWC)	A1	5,000,000	5,369,250
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/27	A2	1,250,000	1,448,713
PA State U. Rev. Bonds, Ser. B
5.00%, 9/1/35	Aa1	1,000,000	1,138,670
5.00%, 9/1/34	Aa1	1,000,000	1,140,630
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,118,560
5.00%, 8/1/31	A	1,000,000	1,121,730
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	3,000,000	3,115,260
Pittsburgh, G.O. Bonds
5.00%, 9/1/36	A1	500,000	570,435
4.00%, 9/1/33	A1	500,000	531,200

			56,193,901
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,093,900
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,258,678

			4,352,578
South Carolina (1.1%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	778,238
4.00%, 11/1/31	A1	750,000	779,978
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,138,740
5.00%, 10/1/28	A2	425,000	486,175
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A+	2,000,000	2,139,580
Ser. E, 5.25%, 12/1/55	A+	1,970,000	2,103,842
Ser. E, 5.00%, 12/1/48	A+	1,385,000	1,439,888
Ser. A, 5.00%, 12/1/25	A+	750,000	845,265

			9,711,706
Tennessee (0.5%)
TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5.25%, 9/1/20	A3	4,000,000	4,176,400

			4,176,400
Texas (12.3%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
5.00%, 12/1/33	AAA	1,075,000	1,244,141
4.00%, 12/1/31	AAA	365,000	387,484
Bexar Cnty., G.O. Bonds, 4.00%, 6/15/34	Aaa	2,000,000	2,112,080
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	650,000	699,862
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	BBB+	375,000	420,833
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,139,840
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,128,790
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	9,030,000	10,071,881
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,215,000	2,477,876
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	7,935,000	8,200,584
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	5,000,000	5,518,450
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,368,705
Houston, G.O. Bonds, ( Indpt. School Dist.), Ser. A, PSFG, 4.00%, 2/15/34	Aaa	10,000,000	10,596,800
Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/25	A+	3,500,000	3,721,690
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,304,863
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,549,923
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
5.00%, 5/15/40	A	750,000	829,448
5.00%, 5/15/33	A	150,000	169,479
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,403,158
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/34	BBB-	1,145,000	1,229,043
5.00%, 9/15/33	BBB-	710,000	764,727
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	1,000,000	1,045,220
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	784,613
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,690,405
North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	11,673,853
Ser. D, AGC, zero %, 1/1/28	AA	11,620,000	8,889,765
Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds, (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	46,000	64
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	700,000	980
Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	525,000	368
Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	91,000	64
Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	1,490,000	1,043
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	250,000	285,768
San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5.25%, 7/1/32	AA	1,415,000	1,441,277
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,972,668
TX Private Activity Surface Trans. Corp. Rev. Bonds, (NTE Mobility), 6.875%, 12/31/39	Baa2	1,650,000	1,717,139
TX State G.O. Bonds
5.00%, 4/1/44	Aaa	5,000,000	5,486,800
(Trans. Comm.-Mobility Fund), Ser. A, 5.00%, 10/1/36	Aaa	5,360,000	6,122,406
(Trans. Comm.-Mobility Fund), 4.00%, 10/1/32	Aaa	1,000,000	1,055,120
TX State Indl. Dev. Corp. Rev. Bonds, (Arco Pipelines Co.), 7.375%, 10/1/20	A1	4,000,000	4,347,840
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/29	A3	2,475,000	2,680,128
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security)
5.00%, 9/1/47	A+	1,750,000	1,810,848
5.00%, 9/1/37	A+	250,000	260,390

			111,606,416
Utah (0.5%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 1.70%, 5/15/37	VMIG 1	2,300,000	2,300,000
Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	700,000	711,032
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	799,301
5.00%, 10/15/33	AA	420,000	475,751
5.00%, 10/15/31	AA	530,000	607,327

			4,893,411
Virginia (3.5%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	650,000	690,658
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (VA United Methodist Homes, Inc.)
5.00%, 6/1/25	BB+/P	410,000	430,947
5.00%, 6/1/23	BB+/P	445,000	470,975
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27	AA	11,250,000	12,534,836
VA Cmnwlth. Trans. Board Rev. Bonds, 4.00%, 5/15/32	Aa1	5,885,000	6,367,276
VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B
4.00%, 7/1/40	Aa3	700,000	713,139
4.00%, 7/1/37	Aa3	1,500,000	1,542,465
4.00%, 7/1/36	Aa3	1,500,000	1,550,235
VA State Small Bus. Fin. Auth. Rev. Bonds, (Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,200,000	1,251,444
Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38 (Prerefunded 1/1/19)	A-	6,100,000	6,100,000

			31,651,975
Washington (2.3%)
Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA	2,500,000	2,493,450
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/37	A2	4,500,000	5,005,260
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,084,430
Seattle, Solid Waste Disp. Rev. Bonds, 4.00%, 6/1/32	AA+	2,000,000	2,134,720
WA State COP, Ser. A, 5.00%, 7/1/34	Aa2	4,480,000	5,172,877
WA State G.O. Bonds, Ser. A-1, 5.00%, 8/1/37	Aa1	1,580,000	1,778,369
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.779%, 1/1/42	A+	2,500,000	2,523,750
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	383,940

			20,576,796
West Virginia (0.1%)
WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB, (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	1,000,000	1,050,430

			1,050,430
Wisconsin (0.2%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	1,000,000	1,075,150
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,134,640

			2,209,790
Wyoming (0.3%)
Campbell Cnty., Solid Waste Fac. Rev. Bonds, (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	3,000,000	3,057,900

			3,057,900

Total municipal bonds and notes (cost $884,987,741)			$908,388,008

SHORT-TERM INVESTMENTS (-%)(a)
	Principal amount	Value
U.S. Treasury Bills 2.515%, 6/27/19	$190,000	$187,735

Total short-term investments (cost $187,711)		$187,735
TOTAL INVESTMENTS

Total investments (cost $885,175,452)		$908,575,743

FUTURES CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	50	$8,032,813	$8,032,813	Mar-19	$38,963

Unrealized appreciation					38,963

Unrealized (depreciation)					—

Total					$38,963

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $906,991,175.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.71%, 2.50% and 2.81%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	15.5%
	Healthcare	14.8
	Utilities	13.0
	Tax bonds	12.3
	State debt	10.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund’s average number of futures contracts, see the appropriate table at the end of these footnotes.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$908,376,970	$11,038
Short-term investments	—	187,735	—

Totals by level	$—	$908,564,705	$11,038
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$38,963	$—	$—

Totals by level	$38,963	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$38,963	$—

Total	$38,963	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	40

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019